Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited)

March 31, 2021

	Shares/ Principal	Fair Value
Common Stocks - 97.0%
Aerospace & Defense - 0.9%
Axon Enterprise, Inc. *	4,878	$694,725
HEICO Corp.	1,820	228,956
HEICO Corp., Class A	3,010	341,936
Mercury Systems, Inc. *	9,869	697,245
		1,962,862
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	316	30,156
Expeditors International of Washington, Inc.	15,548	1,674,364
		1,704,520
Auto Components - 0.3%
BorgWarner, Inc.	14,539	674,028

Banks - 0.2%
Bank of Hawaii Corp.	2,480	221,935
Signature Bank	1,046	236,501
		458,436
Beverages - 0.2%
Boston Beer Co., Inc. (The), Class A *	112	135,103
Brown-Forman Corp., Class A	314	19,993
Brown-Forman Corp., Class B	4,271	294,571
		449,667
Biotechnology - 4.0%
ACADIA Pharmaceuticals, Inc. *	9,727	250,957
Alexion Pharmaceuticals, Inc. *	2,038	311,631
Alnylam Pharmaceuticals, Inc. *	6,270	885,261
BioMarin Pharmaceutical, Inc. *	8,459	638,739
Exact Sciences Corp. *	3,156	415,898
Gilead Sciences, Inc.	10,438	674,608
Incyte Corp. *	13,139	1,067,806
Ionis Pharmaceuticals, Inc. *	2,003	90,055
Moderna, Inc. *	18,530	2,426,503
Neurocrine Biosciences, Inc. *	1,387	134,886
Sana Biotechnology, Inc. *	7,714	258,188
Sarepta Therapeutics, Inc. *	2,453	182,822
Seagen, Inc. *	6,091	845,796
Vertex Pharmaceuticals, Inc. *	1,818	390,670
		8,573,820
Building Products - 1.6%
Allegion PLC	5,796	728,093
Carrier Global Corp.	18,371	775,624
Lennox International, Inc.	735	229,019
Trane Technologies PLC	3,634	601,645
Trex Co., Inc. *	10,859	994,033
		3,328,414
Capital Markets - 2.7%
Ares Management Corp., Class A	2,395	134,192
FactSet Research Systems, Inc.	2,875	887,196
Interactive Brokers Group, Inc., Class A	351	25,637
Invesco Ltd.	1,252	31,575

	Shares/ Principal	Fair Value

Capital Markets (continued)
MarketAxess Holdings, Inc.	1,785	$888,787
Morgan Stanley	6,401	497,102
Morningstar, Inc.	3,560	801,142
MSCI, Inc., Class A	3,491	1,463,707
T Rowe Price Group, Inc.	6,127	1,051,393
		5,780,731
Chemicals - 0.5%
Axalta Coating Systems Ltd. *	1,558	46,085
PPG Industries, Inc.	7,368	1,107,116
		1,153,201
Commercial Services & Supplies - 2.4%
Cintas Corp.	5,312	1,813,039
Copart, Inc. *	21,753	2,362,593
Driven Brands Holdings, Inc. *	3,488	88,665
IAA, Inc. *	17,581	969,416
		5,233,713
Communications Equipment - 0.5%
Arista Networks, Inc. *	2,400	724,536
Lumentum Holdings, Inc. *	414	37,819
Motorola Solutions, Inc.	872	163,980
Ubiquiti, Inc.	228	68,012
		994,347
Construction & Engineering - 0.3%
Quanta Services, Inc.	6,036	531,047

Consumer Finance - 0.0%†
LendingTree, Inc. *	368	78,384

Containers & Packaging - 0.5%
Amcor PLC	30,419	355,294
AptarGroup, Inc.	588	83,302
Ball Corp.	1,497	126,856
Crown Holdings, Inc.	6,213	602,909
		1,168,361
Distributors - 0.9%
Pool Corp.	5,832	2,013,440

Diversified Consumer Services - 0.7%
Bright Horizons Family Solutions, Inc. *	3,075	527,209
Chegg, Inc. *	8,786	752,609
H&R Block, Inc.	4,764	103,855
Terminix Global Holdings, Inc. *	4,375	208,556
		1,592,229
Diversified Financial Services - 0.4%
Voya Financial, Inc.	14,451	919,662

Electrical Equipment - 0.9%
Generac Holdings, Inc. *	3,287	1,076,328
Rockwell Automation, Inc.	2,601	690,410

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Electrical Equipment (continued)
Vertiv Holdings Co., Class A	5,277	$105,540
		1,872,278
Electronic Equipment, Instruments & Components - 2.6%
CDW Corp.	1,117	185,143
Cognex Corp.	17,207	1,428,009
Flex Ltd. *	27,902	510,886
Itron, Inc. *	3,969	351,852
Jabil, Inc.	2,222	115,900
Keysight Technologies, Inc. *	6,506	932,960
National Instruments Corp.	7,472	322,678
Vontier Corp. *	4,053	122,684
Zebra Technologies Corp., Class A *	3,245	1,574,409
		5,544,521
Energy Equipment & Services - 0.2%
Schlumberger NV	18,592	505,516

Entertainment - 3.5%
Lions Gate Entertainment Corp., Class B *	10,676	137,720
Live Nation Entertainment, Inc. *	6,007	508,493
Playtika Holding Corp. *	5,228	142,254
Roku, Inc. *	7,282	2,372,257
Spotify Technology SA *	8,157	2,185,668
Take-Two Interactive Software, Inc. *	6,871	1,214,106
Zynga, Inc., Class A *	96,228	982,488
		7,542,986
Equity Real Estate Investment - 1.1%
Brixmor Property Group, Inc.	10,079	203,898
Equinix, Inc.	320	217,469
Regency Centers Corp.	2,001	113,477
Simon Property Group, Inc.	16,709	1,900,983
		2,435,827
Food & Staples Retailing - 0.3%
Costco Wholesale Corp.	1,603	565,025

Food Products - 2.0%
Beyond Meat, Inc. *	2,366	307,864
Hershey Co. (The)	10,237	1,619,084
Kellogg Co.	20,428	1,293,092
McCormick & Co., Inc.	12,064	1,075,626
		4,295,666
Health Care Equipment & Supplies - 7.4%
ABIOMED, Inc. *	3,020	962,565
Align Technology, Inc. *	5,609	3,037,442
Dexcom, Inc. *	111	39,892
Haemonetics Corp. *	2,063	229,014
Hill-Rom Holdings, Inc.	3,786	418,277
Hologic, Inc. *	12,006	893,006
IDEXX Laboratories, Inc. *	6,979	3,414,894

	Shares/ Principal	Fair Value

Health Care Equipment & Supplies (continued)
Insulet Corp. *	4,865	$1,269,376
Masimo Corp. *	2,205	506,400
Novocure Ltd. *	6,237	824,407
Penumbra, Inc. *	1,970	533,043
Quidel Corp. *	2,342	299,612
ResMed, Inc.	6,949	1,348,245
Tandem Diabetes Care, Inc. *	4,526	399,420
Varian Medical Systems, Inc. *	713	125,866
West Pharmaceutical Services, Inc.	6,066	1,709,277
		16,010,736
Health Care Providers & Services - 3.0%
1Life Healthcare, Inc. *	814	31,811
Amedisys, Inc. *	2,110	558,707
AmerisourceBergen Corp.	9,527	1,124,853
Cardinal Health, Inc.	21,705	1,318,579
Guardant Health, Inc. *	1,047	159,825
Innovage Holding Corp. *	5,684	146,590
McKesson Corp.	12,537	2,445,217
Molina Healthcare, Inc. *	670	156,619
Oak Street Health, Inc. *	2,516	136,543
Signify Health, Inc., Class A *	9,936	290,727
		6,369,471
Health Care Technology - 1.8%
Cerner Corp.	26,015	1,869,958
Change Healthcare, Inc. *	3,124	69,040
Teladoc Health, Inc. *	5,720	1,039,610
Veeva Systems, Inc., Class A *	3,477	908,332
		3,886,940
Hotels, Restaurants & Leisure - 3.1%
Aramark	2,961	111,867
Chipotle Mexican Grill, Inc. *	2,168	3,080,338
Churchill Downs, Inc.	550	125,081
Domino's Pizza, Inc.	1,219	448,336
Planet Fitness, Inc., Class A *	5,068	391,757
Travel + Leisure Co.	2,488	152,166
Vail Resorts, Inc. *	294	85,748
Wendy's Co. (The)	57,659	1,168,171
Wyndham Hotels & Resorts, Inc.	7,335	511,836
Wynn Resorts Ltd. *	4,747	595,131
		6,670,431
Household Durables - 0.6%
iRobot Corp. *	1,321	161,400
KB Home	5,370	249,866
Meritage Homes Corp. *	263	24,175
NVR, Inc. *	30	141,328
PulteGroup, Inc.	1,410	73,940
Tempur Sealy International, Inc.	15,209	556,041
		1,206,750

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Household Products - 0.5%
Church & Dwight Co., Inc.	5,627	$491,519
Clorox Co. (The)	3,414	658,492
		1,150,011
Independent Power and Renewable Electricity Producers - 0.1%
Sunnova Energy International, Inc. *	4,927	201,120

Insurance - 0.1%
First American Financial Corp.	1,092	61,862
Trupanion, Inc. *	707	53,880
		115,742
Interactive Media & Services - 1.8%
Alphabet, Inc., Class A *	203	418,692
Bumble, Inc., Class A *	2,568	160,192
Match Group, Inc. *	11,738	1,612,566
Pinterest, Inc., Class A *	20,450	1,513,913
Twitter, Inc. *	930	59,176
		3,764,539
Internet & Direct Marketing Retail - 1.4%
Etsy, Inc. *	8,843	1,783,368
Overstock.com, Inc. *	548	36,310
Wayfair, Inc., Class A *	3,897	1,226,581
		3,046,259
IT Services - 7.0%
Accenture PLC, Class A	356	98,345
Akamai Technologies, Inc. *	5,363	546,490
Automatic Data Processing, Inc.	3,285	619,124
BigCommerce Holdings, Inc., Series 1 *	787	45,489
Broadridge Financial Solutions, Inc.	7,586	1,161,417
EPAM Systems, Inc. *	1,358	538,705
Fastly, Inc., Class A *	3,781	254,386
Gartner, Inc. *	6,657	1,215,235
Genpact Ltd.	13,955	597,553
Globant SA *	2,398	497,849
GoDaddy, Inc., Class A *	14,096	1,094,131
Jack Henry & Associates, Inc.	4,639	703,829
MAXIMUS, Inc.	213	18,965
MongoDB, Inc., Class A *	2,622	701,201
Okta, Inc. *	6,732	1,483,935
Paychex, Inc.	21,162	2,074,299
PayPal Holdings, Inc. *	1,138	276,352
StoneCo Ltd., Class A *	8,396	514,003
Twilio, Inc., Class A *	7,405	2,523,328
Western Union Co. (The)	6,386	157,479
		15,122,115
Leisure Products - 0.2%
Peloton Interactive, Inc., Class A *	4,258	478,769

Life Sciences Tools & Services - 3.9%
Adaptive Biotechnologies Corp. *	4,906	197,516

	Shares/ Principal	Fair Value

Life Sciences Tools & Services (continued)
Agilent Technologies, Inc.	11,622	$1,477,621
Avantor, Inc. *	25,221	729,644
Berkeley Lights, Inc. *	400	20,092
Bio-Techne Corp.	940	359,014
Bruker Corp.	18,899	1,214,828
Charles River Laboratories International, Inc. *	497	144,045
IQVIA Holdings, Inc. *	1,890	365,035
Maravai LifeSciences Holdings, Inc., Class A *	2,750	98,010
Mettler-Toledo International, Inc. *	1,389	1,605,253
PPD, Inc. *	13,794	521,965
PRA Health Sciences, Inc. *	925	141,830
Repligen Corp. *	4,630	900,118
Sotera Health Co. *	6,160	153,754
Syneos Health, Inc. *	1,619	122,801
Waters Corp. *	1,130	321,112
		8,372,638
Machinery - 0.3%
Allison Transmission Holdings, Inc.	1,955	79,823
Graco, Inc.	8,546	612,064
		691,887
Media - 1.1%
Altice USA, Inc., Class A *	26,423	859,540
Cable One, Inc.	384	702,090
New York Times Co. (The), Class A	1,852	93,748
Sirius XM Holdings, Inc.	115,440	703,030
		2,358,408
Metals & Mining - 0.0%†
Reliance Steel & Aluminum Co.	533	81,171

Multiline Retail - 0.6%
Dollar Tree, Inc. *	1,135	129,912
Kohl's Corp.	4,361	259,959
Nordstrom, Inc. *	16,295	617,092
Ollie's Bargain Outlet Holdings, Inc. *	1,749	152,163
Target Corp.	113	22,382
		1,181,508
Multi-Utilities - 0.0%†
Consolidated Edison, Inc.	923	69,040

Oil, Gas & Consumable Fuels - 0.8%
Cheniere Energy, Inc. *	21,043	1,515,306
Phillips 66	3,025	246,659
		1,761,965
Personal Products - 0.2%
Herbalife Nutrition Ltd. *	9,807	435,038

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Pharmaceuticals - 0.1%
Horizon Therapeutics PLC *	2,652	$244,090

Professional Services - 3.4%
Booz Allen Hamilton Holding Corp., Class A	7,553	608,243
CoStar Group, Inc. *	1,949	1,601,864
Dun & Bradstreet Holdings, Inc. *	239	5,690
Equifax, Inc.	7,397	1,339,819
IHS Markit Ltd.	17,732	1,716,103
Robert Half International, Inc.	255	19,908
TransUnion	4,282	385,380
Verisk Analytics, Inc.	9,668	1,708,239
		7,385,246
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	1,821	144,059

Road & Rail - 0.9%
Landstar System, Inc.	5,817	960,154
Old Dominion Freight Line, Inc.	3,280	788,545
Ryder System, Inc.	439	33,210
Schneider National, Inc., Class B	4,095	102,252
		1,884,161
Semiconductors & Semiconductor Equipment - 5.9%
Advanced Micro Devices, Inc. *	1,417	111,235
Allegro MicroSystems, Inc. *	3,774	95,671
Applied Materials, Inc.	8,940	1,194,384
Cirrus Logic, Inc. *	3,053	258,864
Enphase Energy, Inc. *	8,219	1,332,793
Entegris, Inc.	3,208	358,654
Inphi Corp. *	1,172	209,097
Intel Corp.	3,176	203,264
KLA Corp.	6,691	2,210,706
Lam Research Corp.	447	266,072
Maxim Integrated Products, Inc.	3,678	336,059
Monolithic Power Systems, Inc.	3,134	1,106,960
QUALCOMM, Inc.	2,289	303,499
SolarEdge Technologies, Inc. *	1,830	526,015
Teradyne, Inc.	9,354	1,138,195
Universal Display Corp.	4,872	1,153,543
Xilinx, Inc.	15,297	1,895,298
		12,700,309
Software - 18.7%
2U, Inc. *	1,322	50,540
ACI Worldwide, Inc. *	1,052	40,029
Alteryx, Inc., Class A *	5,810	481,998
Anaplan, Inc. *	7,540	406,029
ANSYS, Inc. *	4,068	1,381,330
Appian Corp. *	366	48,660

	Shares/ Principal	Fair Value

Software (continued)
Aspen Technology, Inc. *	4,656	$672,000
Avalara, Inc. *	4,467	596,032
Bill.com Holdings, Inc. *	3,970	577,635
Cadence Design Systems, Inc. *	32,677	4,476,422
Citrix Systems, Inc.	1,773	248,858
Cloudflare, Inc., Class A *	8,752	614,915
Coupa Software, Inc. *	3,858	981,784
Crowdstrike Holdings, Inc., Class A *	4,837	882,801
Datadog, Inc., Class A *	8,350	695,889
DocuSign, Inc. *	12,793	2,589,943
Dropbox, Inc., Class A *	9,138	243,619
Duck Creek Technologies, Inc. *	1,686	76,106
Dynatrace, Inc. *	5,983	288,620
Elastic NV *	1,828	203,274
Everbridge, Inc. *	1,592	192,919
Fair Isaac Corp. *	994	483,134
Five9, Inc. *	5,349	836,209
Fortinet, Inc. *	2,174	400,929
Guidewire Software, Inc. *	1,939	197,061
HubSpot, Inc. *	4,002	1,817,748
Intuit, Inc.	2,398	918,578
Manhattan Associates, Inc. *	3,572	419,281
Medallia, Inc. *	3,762	104,922
nCino, Inc. *	1,004	66,987
New Relic, Inc. *	9,575	588,671
NortonLifeLock, Inc.	17,787	378,152
Nutanix, Inc., Class A *	17,444	463,313
Olo, Inc., Class A *	3,188	84,131
ON24, Inc. *	2,794	135,537
PagerDuty, Inc. *	980	39,425
Palo Alto Networks, Inc. *	3,641	1,172,620
Paycom Software, Inc. *	1,731	640,574
Paylocity Holding Corp. *	3,938	708,171
Proofpoint, Inc. *	6,275	789,332
PTC, Inc. *	8,518	1,172,503
RingCentral, Inc., Class A *	5,430	1,617,488
ServiceNow, Inc. *	1,574	787,173
Slack Technologies, Inc., Class A *	24,838	1,009,168
Smartsheet, Inc., Class A *	8,770	560,578
Splunk, Inc. *	12,336	1,671,281
Synopsys, Inc. *	10,069	2,494,897
Teradata Corp. *	9,965	384,051
Trade Desk, Inc. (The), Class A *	2,244	1,462,325
Varonis Systems, Inc. *	629	32,293
VMware, Inc., Class A *	2,257	339,566
Zendesk, Inc. *	14,856	1,970,203
Zscaler, Inc. *	4,745	814,574
		40,310,278
Specialty Retail - 2.7%
American Eagle Outfitters, Inc.	6,315	184,651

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Specialty Retail (continued)
AutoNation, Inc. *	423	$39,432
AutoZone, Inc. *	43	60,385
Best Buy Co., Inc.	10,605	1,217,560
Carvana Co., Class A *	2,054	538,970
Five Below, Inc. *	2,166	413,251
Leslie's, Inc. *	2,920	71,511
Lithia Motors, Inc., Class A	479	186,853
O'Reilly Automotive, Inc. *	2,820	1,430,445
Tractor Supply Co.	8,087	1,432,046
Ulta Beauty, Inc. *	134	41,429
Vroom, Inc. *	1,041	40,588
Williams-Sonoma, Inc.	245	43,904
		5,701,025
Technology Hardware, Storage & Peripherals - 1.0%
Dell Technologies, Inc., Class C *	1,055	92,998
Hewlett Packard Enterprise Co.	45,397	714,549
NetApp, Inc.	16,289	1,183,722
Pure Storage, Inc., Class A *	11,287	243,122
		2,234,391
Textiles, Apparel & Luxury Goods - 1.3%
Crocs, Inc. *	948	76,266
Deckers Outdoor Corp. *	211	69,719
Lululemon Athletica, Inc. *	8,377	2,569,310
Tapestry, Inc. *	832	34,287
		2,749,582
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd.	6,182	293,583
New York Community Bancorp, Inc.	4,493	56,702
Radian Group, Inc.	1,860	43,245
		393,530
Trading Companies & Distributors - 1.3%
Fastenal Co.	11,138	560,018
SiteOne Landscape Supply, Inc. *	3,250	554,905
WW Grainger, Inc.	4,090	1,639,804
		2,754,727
Total Common Stocks (Cost - $150,306,538)		208,854,617
Short-Term Investments - 3.0%
Money Market Funds - 3.0%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a) (Cost - $6,534,788)	6,534,788	6,534,788

Total Investments - 100.0% (Cost - $156,841,326)		$215,389,405
Other Assets Less Liabilities - Net 0.0%†		456
Total Net Assets - 100.0%		$215,389,861

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited)

March 31, 2021

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

PLC	-	Public Limited Company

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	34	6/18/2021	$6,744,580	$58,511